Related Party Balances and Transactions - Schedule of Significant Related Party Transaction (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Other income – administrative service fee from:
Administrative service fee from related parties	$ 390,000	$ 50,208	$ 369,000	$ 100,525
Translation cost to Lingxpert	3,261,056	419,822	4,272,333	4,263,630
Lingxpert [Member]
Other income – administrative service fee from:
Administrative service fee from related parties	84,000	10,814	84,000	63,810
Griffin Group Limited [Member]
Other income – administrative service fee from:
Administrative service fee from related parties				7,000
YHY Holdings Limited [Member]
Other income – administrative service fee from:
Administrative service fee from related parties				1,905
Green IPO Ltd [Member]
Other income – administrative service fee from:
Administrative service fee from related parties	66,000	8,497	45,000	13,905
Flim cost to Green IPO Ltd	200,000	25,748	200,000
Ren Restaurants Limited [Member]
Other income – administrative service fee from:
Administrative service fee from related parties	$ 240,000	$ 30,897	$ 240,000	$ 13,905